Income Tax	12 Months Ended
Sep. 30, 2023
Income Tax

25. Income-tax

The income tax recovery differs from the amount computed by applying the Canadian statutory income tax rate of 26.50% (2022 – 26.50%) to the loss before income taxes as a result of the following:

	September 30,
	2023	2022
Income (Loss) before income taxes	$(1,479)	$(9,211)
Expected recovery of income taxes based on	(392)	(2,441)
statutory rates
Reduction in income tax recovery resulting from:
Lower rate on manufacturing profits	(9)	66
Non-taxable portion of capital gain	-	-
Other permanent differences	206	654
Deferred tax benefit not recognized	(484)	1,721
Income tax recovery	$(679)	$-

The components of deferred income taxes as at September 30, 2023 and 2022 are as follows:

	Opening, October 1,	Recognized	Recognized	Closing, September
	2022	in P&L	in OCI	30,2023
Deferred Tax Assets:
Canadian non-capital loss carry forwards	47	555	-	602
US net operating losses	-	408	-	408
Deferred tax assets recognized	47	963	-	1,010
Deferred Tax Liabilities
Unrealized foreign exchange	-	(11)	-	(11)
Property, plant and equipment	(47)	(273)	(679)	(999)
	(47)	(284)	(679)	(1,010)
Net Deferred tax asset (liability)	-	679	(679)	-
	Opening, October 1,	Recognized	Recognized	Closing, September
	2021	in P&L	in OCI	30,2022
Deferred Tax Assets:
Canadian non-capital loss carry forwards	-	47	-	47
US net operating losses	-			-
Deferred tax assets recognized	-	47	-	47

Deferred Tax Liabilities
Property, plant and equipment	-	(47)	-	(47)
Net Deferred tax asset (liability)	-	(47)	-	(47)
	-	-	-	-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the future tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of deferred taxable income during the year in which those temporary differences become deductible.

Management considers projected future taxable income, uncertainties related to the industry in which the Company operates and tax planning strategies in making this assessment.

The Company concluded that there is uncertainty regarding the future recoverability of Company’s deferred income tax assets in future periods. Therefore, deferred tax assets have not been recognized in the financial statements with respect to the following deductible temporary differences:

	September 30, 2023	September 30, 2022

Canadian non-capital loss carry forwards	44,061	52,264
US net operating losses	4,306	3,939
Property, plant and equipment	-	27
Lease liabilities	2,727	-
Unclaimed research and development expenses	15,824	15,571
Non-refundable research and development credits	19,489	-
Other	1,343	61
	87,750	71,862

The Company has Unrecognized losses that expire as early as 2025 as follows:

Year of expiry	Canada	USA
2024	-	-
2025	-	1,422
2026	11,394	192
2027	3,398	678
2028	3,844	49
2029	-	356
2030	311	665
2031	-	944
2032	633	-
2033	994	-
2034	-	-
2035	2,196	-
2036	1,631	-
2037	2,175	-
2038	6,100	-
2039	2,190	-
2040	548	-
2041	5,097	-
2042	3,550	-
2043	-	-
Infinite	-	-
	44,061	4,306